Financial risk management, objectives and policies, The Nordea BW VLCC Acquisition Credit Facility (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) Carrier	Apr. 30, 2017 USD ($) Building	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)
Credit Facility [Abstract]
Borrowing amount			$ 850,972		$ 967,275
Frequency of periodic repayment			Quarterly
Nordea BWVLCC Acquisition Credit Facility [Member]
Credit Facility [Abstract]
Term			6 years
Borrowing amount	$ 204,000	$ 300,000	$ 207,175		$ 254,870		$ 96,000
Number of VLCCs Delivered | Carrier	9
Credit facility covenant to maintain adjusted tangible net worth			$ 300,000
Frequency of periodic repayment			Quarterly
Debt repayment installment amount			$ 4,200
Drawn secured commitment related to financing				$ 31,500
Remaining secured commitment related to financing				13,500
Nordea BWVLCC Acquisition Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels			135.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility			25.00%
Credit facility covenant to maintain encumbered cash			$ 30,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility			6.00%
Nordea BWVLCC Acquisition Credit Facility [Member] | Second Quarter of 2023 [Member]
Credit Facility [Abstract]
Debt repayment final amount			$ 119,300
Nordea BWVLCC Acquisition Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis			2.40%				2.40%
Nordea BWVLCC Acquisition Credit Facility [Member] | Scrubbers [Member]
Credit Facility [Abstract]
Frequency of periodic repayment			Quarterly
Debt repayment installment amount			$ 2,250
Secured commitment related to financing				$ 45,000		$ 50,000
Nordea BWVLCC Acquisition Credit Facility [Member] | New Buildings [member]
Credit Facility [Abstract]
Number of newbuilding contracts | Building		2